First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 81.7%
	Collateralized Mortgage Obligations — 58.7%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.65%	10/01/53	$3,404,964
3,250,000	Series 2024-2, Class A2 (a) (b)	5.15%	08/01/54	3,013,207
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,268,244
6,458,531	Series 2015-4499, Class CZ	3.50%	08/15/45	5,542,324
4,956,446	Series 2017-4680, Class YZ	3.50%	05/15/47	4,390,623
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,485,183
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,400,571
7,972,420	Series 2021-5135, Class BZ	2.50%	08/25/51	4,889,690
3,801,441	Series 2021-5140, Class ZD	2.00%	08/25/51	2,225,595
13,282,641	Series 2021-5179, Class GZ	2.00%	01/25/52	7,493,111
18,263,844	Series 2022-5202, Class ZN	3.00%	05/25/51	12,249,094
6,570,569	Series 2022-5204, Class HZ	2.50%	03/25/52	3,963,305
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,479,122
7,453,000	Series 2022-5224, Class HL	4.00%	04/25/52	6,751,513
6,400,822	Series 2022-5243, Class ZB	3.50%	06/15/43	5,129,524
23,056,550	Series 2023-5299, Class ZA	3.00%	03/25/52	16,427,964
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
10,000,000	Series 2024-2, Class A2 (a)	3.25%	10/25/34	8,724,956
12,000,000	Series 2025-1, Class A2	3.00%	05/25/35	10,192,943
	Federal National Mortgage Association
1,180,251	Series 2005-74, Class NZ	6.00%	09/25/35	1,223,004
25,197,034	Series 2012-134, Class ZC	2.50%	12/25/42	19,523,426
1,598,235	Series 2013-19, Class ZD	3.50%	03/25/43	1,426,252
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,834,198
4,795,992	Series 2015-89, Class CZ	4.00%	08/25/45	4,386,917
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,640,897
3,281,435	Series 2018-76, Class ZL	4.00%	10/25/58	2,959,160
2,418,832	Series 2018-84, Class ZM	4.00%	11/25/48	2,225,146
2,800,000	Series 2021-91, Class DB	2.50%	01/25/42	2,234,740
8,722,347	Series 2022-22, Class HZ	2.50%	05/25/52	5,955,188
1,269,285	Series 2023-44, Class PO, PO	(c)	10/25/53	1,019,323
11,033,861	Series 2023-59, Class CZ	2.50%	11/25/49	7,577,819
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	11,848,801
11,405,060	Series 2024-20, Class QZ	4.00%	10/25/45	10,020,018
11,204,985	Series 2024-20, Class ZA	4.00%	10/25/45	9,849,846
5,084,284	Series 2024-20, Class ZQ	4.00%	10/25/45	4,365,368
10,098,641	Series 2024-26, Class PO, PO	(c)	05/25/54	7,721,993
14,421,895	Series 2025-40, Class EZ	4.50%	11/25/48	11,714,883
12,072,607	Series 2025-44, Class CZ	3.50%	07/25/50	9,514,937
	Government National Mortgage Association
1,869,000	Series 2010-61, Class KE	5.00%	05/16/40	1,838,348
7,632,777	Series 2014-94, Class Z	4.50%	01/20/44	7,261,343
2,367,714	Series 2015-164, Class MZ	3.00%	09/20/45	1,795,364
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,899,324
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,494,211
11,601,289	Series 2018-53, Class BZ	3.50%	04/20/48	10,017,680
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,394,562

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$13,475,374	Series 2022-124, Class MY	3.50%	07/20/52	$11,307,537
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,590,837
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,087,283
3,200,000	Series 2022-139, Class AL	4.00%	07/20/51	2,874,827
13,700,000	Series 2023-81, Class YD	4.00%	06/20/53	11,910,639
17,579,758	Series 2023-164, Class AZ	3.00%	01/20/52	12,442,959
5,398,507	Series 2024-1, Class ZE	4.00%	01/20/44	4,834,172
8,168,913	Series 2024-1, Class ZH	5.00%	05/20/46	7,981,143
10,610,723	Series 2024-43, Class EZ	3.50%	04/20/52	7,956,429
19,742,557	Series 2024-59, Class Z	1.25%	07/20/50	11,004,675
2,790,843	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (d)	5.45%	05/20/55	2,554,723
2,518,035	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (d)	5.57%	05/20/55	2,280,267
4,304,853	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (d)	3.92%	06/20/55	3,785,021
				363,385,193
	Commercial Mortgage-Backed Securities — 8.2%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
4,722,428	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	558,350
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,485,513
1,936,000	Series 2019-K95, Class XAM, IO (b)	1.23%	06/25/29	65,400
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,903,430
16,867,975	Series 2019-K1511, Class X1, IO (b)	0.77%	03/25/34	677,521
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	429,493
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,552,958
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.80%	05/25/30	609,826
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.21%	10/25/30	341,865
7,547,096	Series 2020-K1515, Class X1, IO (b)	1.50%	02/25/35	668,844
18,087,419	Series 2020-K1516, Class X1, IO (b)	1.50%	05/25/35	1,780,218
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,667,096
43,695,824	Series 2021-K129, Class X1, IO (b)	1.02%	05/25/31	1,601,697
25,500,000	Series 2021-K131, Class XAM, IO (b)	0.94%	07/25/31	1,070,982
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	2,005,931
5,000,000	Series 2021-K1520, Class A2	2.44%	02/25/36	4,039,892
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.29%	01/25/32	2,770,202
120,706,430	Series 2023-K153, Class X1, IO (b)	0.44%	12/25/32	3,201,678
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,812,628
37,000,000	Series 2024-K165, Class XAM, IO (b)	0.91%	09/25/34	2,356,090
116,051,000	Series 2024-K167, Class XAM, IO (b)	0.37%	11/25/34	3,256,484
	Federal National Mortgage Association Alternative Credit Enhancement Securities
13,853,045	Series 2024-M3, Class Z (b)	4.55%	04/25/53	11,175,986
	Government National Mortgage Association
958,642	Series 2020-159, Class Z (e)	2.50%	10/16/62	316,475
525,324	Series 2020-197, Class Z (b)	2.25%	10/16/62	147,005

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$225,731	Series 2021-4, Class Z (b)	2.00%	09/16/62	$55,687
971,030	Series 2021-28, Class Z (b)	2.00%	10/16/62	270,903
				50,822,154
	Pass-Through Securities — 14.8%
	Federal Home Loan Mortgage Corporation
1,087,853	Pool QB1397	2.50%	07/01/50	889,907
10,917,610	Pool SD7509	3.00%	11/01/49	9,509,881
15,074,959	Pool SD7550	3.00%	02/01/52	13,149,429
	Federal National Mortgage Association
14,441,356	Pool AL9394	3.00%	11/01/46	12,563,281
4,660,444	Pool BM7421	2.00%	03/01/51	3,570,403
3,563,040	Pool FM9134	3.00%	06/01/51	3,140,195
12,751,369	Pool FM9712	3.50%	11/01/50	11,588,946
6,430,189	Pool FS2459	3.00%	02/01/52	5,660,889
7,216,485	Pool MA4025	2.50%	05/01/50	5,845,171
13,500,000	Pool TBA	3.50%	08/15/56	11,977,558
	Government National Mortgage Association
1,773,500	Pool DO5687	5.72%	06/15/53	1,776,832
15,189,250	Pool MA7192	2.00%	02/20/51	12,198,649
				91,871,141
	Total U.S. Government Agency Mortgage-Backed Securities			506,078,488
	(Cost $520,061,687)
U.S. GOVERNMENT BONDS AND NOTES — 16.5%
20,500,000	U.S. Treasury Bond	1.25%	05/15/50	9,222,197
26,000,000	U.S. Treasury Bond	1.63%	11/15/50	12,868,477
2,000,000	U.S. Treasury Bond	1.88%	11/15/51	1,040,156
10,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/34	7,055,449
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	1,357,559
2,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	1,340,007
9,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	5,952,384
4,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	2,937,082
6,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/36	3,812,799
6,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/36	3,764,769
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/37	2,998,215
6,300,000	U.S. Treasury Bond, STRIPS	(c)	05/15/38	3,508,327
3,500,000	U.S. Treasury Bond, STRIPS	(c)	02/15/39	1,864,692
11,700,000	U.S. Treasury Bond, STRIPS	(c)	08/15/39	6,038,825
6,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/39	3,050,018
4,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	1,968,219
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/40	951,006
5,175,000	U.S. Treasury Bond, STRIPS	(c)	02/15/41	2,418,782
3,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/41	1,585,074
13,500,000	U.S. Treasury Bond, STRIPS	(c)	11/15/41	6,015,307
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/42	2,191,340
2,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/42	878,657
5,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/42	2,159,287
5,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/42	2,126,387
5,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/43	2,024,517

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$6,300,000	U.S. Treasury Bond, STRIPS	(c)	08/15/43	$2,552,267
3,560,040	U.S. Treasury Inflation Indexed Bond (f)	0.13%	04/15/27	3,482,273
3,281,700	U.S. Treasury Inflation Indexed Bond (f)	2.38%	10/15/28	3,301,874
1,733,184	U.S. Treasury Inflation Indexed Bond (f)	2.13%	04/15/29	1,728,375
1,810,211	U.S. Treasury Inflation Indexed Bond (f)	1.63%	10/15/29	1,787,251
	Total U.S. Government Bonds and Notes			101,981,572
	(Cost $106,496,170)
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
3,000,000	Tennessee Valley Authority	4.25%	09/15/52	2,415,822
6,000,000	Tennessee Valley Authority	5.25%	02/01/55	5,647,782
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	9,666,556
	Total U.S. Government Agency Securities			17,730,160
	(Cost $19,122,531)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.3%
	Capital Markets — 0.3%
90,000	First Trust Intermediate Government Opportunities ETF (g)	1,779,336
	(Cost $1,804,216)
MONEY MARKET FUNDS — 0.9%
5,460,085	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (h)	5,460,085
	(Cost $5,460,085)
	Total Investments — 102.2%	633,029,641
	(Cost $652,944,689)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
100	U.S. 2-Year Treasury Note Futures, expiring December 2026	$20,537,500	$104.00	11/20/26	10,937
50	U.S. 5-Year Treasury Note Futures, expiring September 2026	5,298,828	106.25	08/21/26	12,891
50	U.S. 5-Year Treasury Note Futures, expiring September 2026	5,298,828	107.50	08/21/26	1,172
100	U.S. 10-Year Treasury Note Futures, expiring November 2026	10,771,875	110.00	10/23/26	31,250
25	U.S. Treasury Long Bond Futures, expiring September 2026	2,707,813	111.00	08/21/26	5,469
35	U.S. Treasury Long Bond Futures, expiring September 2026	3,790,938	112.00	08/21/26	3,828
40	U.S. Treasury Long Bond Futures, expiring September 2026	4,332,500	116.00	08/21/26	1,250
	Total Purchased Options				66,797
	(Cost $153,312)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.9)%
	Pass-Through Securities — (1.9)%
	Federal National Mortgage Association
$(13,500,000)	Pool TBA (i)	3.50%	09/15/56	$(11,967,539)
	Total Investments Sold Short — (1.9)%			(11,967,539)
	(Proceeds $12,219,023)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.0)%
(50)	U.S. 5-Year Treasury Note Futures, expiring December 2026	$(5,292,969)	$107.25	11/20/26	(16,406)
(200)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(21,171,875)	108.25	11/20/26	(31,250)
(50)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(5,385,938)	110.50	11/20/26	(17,187)
(200)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(21,543,750)	112.00	11/20/26	(34,375)
(50)	U.S. Treasury Long Bond Futures, expiring November 2026	(5,392,188)	115.00	10/23/26	(12,500)
(75)	U.S. Treasury Long Bond Futures, expiring December 2026	(8,088,281)	119.00	11/20/26	(12,891)
(100)	U.S. Treasury Long Bond Futures, expiring December 2026	(10,784,375)	121.00	11/20/26	(12,500)
	Total Call Options Written				(137,109)
	(Premiums received $347,712)
	Put Options Written — (0.7)%
(100)	3 Month SOFR Futures, expiring October 2026	(24,010,000)	95.75	10/16/26	(18,125)
(100)	3 Month SOFR Futures, expiring March 2027	(23,951,250)	95.50	03/12/27	(38,125)
(100)	3 Month SOFR Futures, expiring March 2027	(23,951,250)	95.75	03/12/27	(60,625)
(100)	3 Month SOFR Futures, expiring September 2027	(23,951,250)	95.75	09/10/27	(94,375)
(161)	3 Month SOFR Futures, expiring December 2027	(38,581,638)	96.00	12/10/27	(208,294)
(100)	3 Month SOFR Futures, expiring December 2027	(23,963,750)	96.38	12/10/27	(185,625)
(75)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(15,420,703)	103.38	08/21/26	(87,891)
(75)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(15,420,703)	103.75	08/21/26	(141,797)
(175)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(35,940,625)	102.50	11/20/26	(106,641)
(18)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(3,696,750)	102.63	11/20/26	(12,656)
(81)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(16,635,375)	102.75	11/20/26	(65,813)
(150)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(15,896,484)	107.50	08/21/26	(232,031)
(100)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(10,597,656)	107.75	08/21/26	(178,906)
(100)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(10,597,656)	108.00	08/21/26	(203,906)
(100)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(10,597,656)	108.25	08/21/26	(228,906)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(250)	U.S. 5-Year Treasury Note Futures, expiring September 2026	$(26,494,141)	$108.50	08/21/26	$(632,812)
(50)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(5,292,969)	104.75	11/20/26	(23,828)
(50)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(5,292,969)	105.25	11/20/26	(31,641)
(176)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(18,631,250)	105.50	11/20/26	(126,500)
(75)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(7,939,453)	106.00	11/20/26	(70,313)
(75)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(8,100,000)	110.50	08/21/26	(189,844)
(100)	U.S. 10-Year Treasury Note Futures, expiring November 2026	(10,771,875)	107.00	10/23/26	(85,938)
(50)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(5,385,938)	105.00	11/20/26	(25,781)
(100)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(10,771,875)	105.50	11/20/26	(60,938)
(150)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(16,157,813)	106.00	11/20/26	(110,156)
(200)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(21,543,750)	106.50	11/20/26	(175,000)
(30)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(3,231,563)	107.00	11/20/26	(30,938)
(100)	U.S. Treasury Long Bond Futures, expiring November 2026	(10,784,375)	104.00	10/23/26	(100,000)
(15)	U.S. Treasury Long Bond Futures, expiring November 2026	(1,617,656)	108.00	10/23/26	(34,453)
(50)	U.S. Treasury Long Bond Futures, expiring December 2026	(5,392,188)	101.00	11/20/26	(36,719)
(50)	U.S. Treasury Long Bond Futures, expiring December 2026	(5,392,188)	102.00	11/20/26	(44,531)
(75)	U.S. Treasury Long Bond Futures, expiring December 2026	(8,088,281)	103.00	11/20/26	(80,859)
(25)	U.S. Treasury Long Bond Futures, expiring December 2026	(2,696,094)	104.00	11/20/26	(32,031)
(25)	U.S. Treasury Long Bond Futures, expiring December 2026	(2,696,094)	105.00	11/20/26	(38,672)
(62)	U.S. Treasury Long Bond Futures, expiring December 2026	(6,686,313)	106.00	11/20/26	(115,281)
(50)	U.S. Treasury Long Bond Futures, expiring December 2026	(5,392,188)	107.00	11/20/26	(110,156)
	Total Put Options Written				(4,020,107)
	(Premiums received $1,868,587)
	Total Written Options				(4,157,216)
	(Premiums received $2,216,299)
	Net Other Assets and Liabilities — 0.4%				2,339,763
	Net Assets — 100.0%				$619,311,446

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Futures Contracts at July 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	955	Sep-2026	$101,207,618	$(783,524)
U.S. 10-Year Treasury Notes	760	Sep-2026	82,080,000	(904,562)
Ultra U.S. Treasury Bond Futures	749	Sep-2026	82,155,937	(3,323,386)
			$265,443,555	$(5,011,472)

Futures Contracts Short
U.S. 2-Year Treasury Notes	159	Sep-2026	$(32,691,891)	$19,270
U.S. Treasury Long-Term Bond Futures	386	Sep-2026	(41,808,625)	1,536,659
Ultra 10-Year U.S. Treasury Notes	1,532	Sep-2026	(168,065,187)	3,419,340
			$(242,565,703)	$4,975,269
		Total	$22,877,852	$(36,203)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $15,143,127 or 2.4% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Investment in an affiliated fund.
(h)	Rate shown reflects yield as of July 31, 2026.
(i)	All or a portion of this security is part of a mortgage dollar roll agreement.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$506,078,488	$—	$506,078,488	$—
U.S. Government Bonds and Notes	101,981,572	—	101,981,572	—
U.S. Government Agency Securities	17,730,160	—	17,730,160	—
Exchange-Traded Funds*	1,779,336	1,779,336	—	—
Money Market Funds	5,460,085	5,460,085	—	—
Total Investments	633,029,641	7,239,421	625,790,220	—
Purchased Options	66,797	66,797	—	—
Futures Contracts	4,975,269	4,975,269	—	—
Total	$638,071,707	$12,281,487	$625,790,220	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(11,967,539)	$—	$(11,967,539)	$—
Written Options	(4,157,216)	(4,157,216)	—	—
Futures Contracts	(5,011,472)	(5,011,472)	—	—
Total	$(21,136,227)	$(9,168,688)	$(11,967,539)	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period (November 1, 2025 to July 31, 2026) are as follows:

Security Name	Shares at 7/31/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2026	Dividend Income
First Trust Intermediate Government Opportunities ETF	90,000	$1,234,200	$619,004	$—	$(73,868)	$—	$1,779,336	$55,500